Schedule of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Secured Notes	$ 23,735
Deferred financing costs			$ (384)
Total	22,475	5,666	33,132
Debt – current portion	16,913	5,666	21,191
Long-term debt – less current portion	5,562		11,941
Secured Notes [Member]
Debt Instrument [Line Items]
Secured Notes	5,767	5,666	$ 33,516
January Note [Member]
Debt Instrument [Line Items]
Secured Notes	5,700
February Note First Tranche [Member]
Debt Instrument [Line Items]
Secured Notes	5,583
February Note Second Tranche [Member]
Debt Instrument [Line Items]
Secured Notes	$ 5,425